I Class | T. Rowe Price QM U.S. Value Equity Fund
T. Rowe Price QM U.S. Value Equity Fund—I Class SUMMARY
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	I Class T. Rowe Price QM U.S. Value Equity Fund T. Rowe Price QM U.S. Value Equity Fund-I Class
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.22%	[1]
Total annual fund operating expenses	0.71%
Fee waiver/expense reimbursement	(0.17%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.54%	[2]
[1]	Other expenses are estimated for the current fiscal year.
[2]	Through April 30, 2018, T. Rowe Price Associates, Inc. has agreed to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund or class whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.05%. The agreement may be terminated at any time beyond April 30, 2018, with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. The figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years
I Class | T. Rowe Price QM U.S. Value Equity Fund | T. Rowe Price QM U.S. Value Equity Fund-I Class | USD ($)	55	189

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Investments, Risks, and Performance Principal Investment Strategies
Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities issued by U.S. companies. The fund expects to invest predominantly in common stocks and may invest in companies of any market capitalization, but will generally focus on large- and mid-cap companies that appear to be undervalued by various measures.

The “QM” in the fund’s name reflects the concept that the fund employs a “quantitative management” strategy relying on quantitative models developed by T. Rowe Price to help identify stocks that could be included in the portfolio. Based on these models, the portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Stocks are ranked on metrics that capture their valuation, profitability, stability, management capital allocation actions, and indicators of near term appreciation potential. As part of the stock selection process, the adviser focuses primarily on companies whose securities, in the adviser’s opinion, are undervalued. The fund’s adviser employs various valuation metrics, such as price-to-earnings, price-to-cash flows, and price-to-book ratios, and compares these ratios with others in the relevant investing universe. The portfolio is generally constructed by buying higher ranked stocks and selecting stocks to sell from those that have a lower rank, subject to overall risk controls and desired portfolio characteristics.

The adviser monitors the quantitative models and reviews the security selection results for certain qualitative factors (such as regulatory impacts to a company) and portfolio risk characteristics in the process of portfolio construction. Sector allocations are driven primarily by the quantitative models and security selection. In building the quantitative models and adjusting them as needed, the fund draws on T. Rowe Price’s experience in value investing as well as its quantitative and fundamental research capabilities.

While most assets will typically be invested in U.S. equity securities, the fund may invest up to 20% of its net assets in foreign securities, including securities of emerging market issuers.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Market capitalization risk The fund’s focus on large and medium sized companies subjects the fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing carries the risk that the intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.

Quantitative model risk The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets.
Performance
Because the fund commenced operations in 2016, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.